Fair Value Measurements - Summary Of Change In Estimated Fair Value Of Convertible Debentures Embedded Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change In Fair Value Of Convertible Debentures Embedded Derivative Liabilities	Change In Fair Value Of Convertible Debentures Embedded Derivative Liabilities
2022 Notes and BDC Notes
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 3,791	$ 602
Fair value of convertible debenture embedded derivative liabilities recognized upon issuance		3,500
Change in fair value of convertible debenture embedded derivative liabilities	21,421	(269)
Foreign exchange rate translation adjustment	5	(42)
Settlement of derivative liability in accordance with repayment and conversion of convertible debentures upon the consummation of the Reverse Recapitalization	$ (25,217)
Balance		$ 3,791